Summary of Accumulated Other Comprehensive Income (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning Balance	$ 199,020
Ending Balance	165,020	$ 199,020
Unrealized Foreign Currency Translation Gains (Losses) [member]
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning Balance	665,458	545,637
Other comprehensive income (loss)	(68,830)	119,821
Ending Balance	596,628	665,458
Foreign Exchange Gain (Loss) on Net Investment Hedge [member]
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning Balance	(472,586)	(403,559)
Other comprehensive income (loss)	34,830	(69,027)
Ending Balance	(437,756)	(472,586)
Tax Benefit Related To Net Investment Hedge Of Long Term Debt [Member]
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning Balance	6,148	5,398
Other comprehensive income (loss)		750
Ending Balance	6,148	6,148
Accumulated Other Comprehensive Income [Member]
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning Balance	199,020	147,476
Other comprehensive income (loss)	(34,000)	51,544
Ending Balance	$ 165,020	$ 199,020